Taxes On Income (Components Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Carry forward tax losses	$ 253,699	$ 266,011
Deferred revenues	3,862	3,479
Employee stock based compensation	15,105	14,472
Accrued employees costs	5,317	4,614
Reserves and allowances	2,751	3,174
Fixed assets	1,405	6,055
Marketable Securities amortization	3,202	1,242
Intangible assets	7,218	3,406
Tax credits	12,462	10,980
Deferred tax assets before valuation allowance	305,021	313,433
Valuation allowance	(262,456)	(273,481)
Deferred tax asset	42,565	39,952
Intangible assets	(7,878)	(16,842)
Unrealized gains on marketable securities, net	(3,876)	(4,909)
Other	(509)	(603)
Deferred tax liability	(12,263)	(22,354)
Deferred tax asset, net	30,302	17,598
Non-current deferred tax asset, net	25,296	18,122
Current deferred tax liability, net	(6,362)	(8,679)
Non-current deferred tax liability	(1,274)	(1,721)
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax asset, net	16,362	11,498
Current deferred tax asset, net	3,198	524
Non-current deferred tax asset, net	14,616	10,974
Current deferred tax liability, net	(1,452)
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax asset, net	13,940	6,100
Current deferred tax asset, net	9,444	9,352
Non-current deferred tax asset, net	10,680	7,148
Current deferred tax liability, net	(4,910)	(8,679)
Non-current deferred tax liability	$ (1,274)	$ (1,721)